Credit Risk - Summary of ING Bank portfolio per line of business, as % of total outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Outstanding amount in portfolio	€ 773,636	€ 775,065
1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.50%	5.50%
2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	10.10%	11.00%
5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	16.40%	13.40%
8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	31.90%	30.50%
11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	27.30%	30.30%
14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.80%	6.10%
17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.00%	3.20%
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Outstanding amount in portfolio	€ 335,000
Wholesale Banking [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	6.00%	7.10%
Wholesale Banking [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	11.40%	11.90%
Wholesale Banking [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	20.20%	18.90%
Wholesale Banking [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	27.50%	27.00%
Wholesale Banking [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	26.90%	26.50%
Wholesale Banking [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.20%	5.50%
Wholesale Banking [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	2.80%	3.00%
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Outstanding amount in portfolio	€ 225,000
Retail Benelux [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.20%	0.20%
Retail Benelux [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	3.10%	5.70%
Retail Benelux [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	8.20%	4.20%
Retail Benelux [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	42.30%	34.50%
Retail Benelux [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	34.60%	43.20%
Retail Benelux [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	7.10%	7.50%
Retail Benelux [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	4.50%	4.70%
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Outstanding amount in portfolio	€ 201,000
Retail Challengers & Growth Markets [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	7.30%	7.30%
Retail Challengers & Growth Markets [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	16.30%	16.10%
Retail Challengers & Growth Markets [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	19.80%	15.00%
Retail Challengers & Growth Markets [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	28.10%	32.70%
Retail Challengers & Growth Markets [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	21.00%	21.50%
Retail Challengers & Growth Markets [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	5.60%	5.60%
Retail Challengers & Growth Markets [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	1.90%	1.80%
Corporate Line [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	100.00%	100.00%
Outstanding amount in portfolio	€ 12,000
Corporate Line [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	57.50%	42.70%
Corporate Line [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.10%	0.30%
Corporate Line [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	4.80%	3.90%
Corporate Line [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	26.70%	7.50%
Corporate Line [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	8.30%	42.20%
Corporate Line [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	0.00%	0.00%
Corporate Line [member] | 17-22 (CCC & NPL [member]
Disclosure of credit risk exposure [line items]
portfolio per line of business, % of outstanding	2.60%	3.50%